Additional financial information - Operating activities and investing activities (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Net change in non-cash operating working capital
Accounts receivable	$ 3	$ (26)	$ (124)
Due to and from affiliated companies, net	86	17	36
Prepaid expenses	0	6	(13)
Other long-term assets	2	6	1
Accounts payable and accrued liabilities	(45)	(27)	56
Income and other taxes receivable and payable, net	(2)	(1)	(10)
Other long-term liabilities	(3)	(1)	(15)
Net change in non-cash operating working capital	43	(26)	(69)
Capital asset additions
Property, plant and equipment, excluding right-of-use assets	(79)	(92)	(93)
Intangible assets	(14)	(12)	(8)
Total	(93)	(104)	(101)
Change in associated non-cash investing working capital	4	(1)	2
Cash payments for capital assets and software	(89)	(105)	(99)
Advance billings and customer deposits	0	0	0
Provisions	$ 2	$ 0	$ 0